Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Loss from continuing operations	$ (14,440)	$ (45,819)	$ (20,065)
(Loss)/profit from discontinued operations	1,648	(881)	(4,290)
Income tax	(719)	1,771	561
Finance expense	7,033	6,015	4,973
Finance income	(3,568)	(1,396)
Depreciation of property, plant and equipment	157	749	750
Amortization of intangible assets	360	823	831
Loss on disposal of property, plant and equipment		471
Other gains	(16)	(89)	(30)
Impairment of goodwill and intangible assets	1,606	29,844
Share-based payments	4,047	750	147
Decrease in trade and other receivables	(1,608)	1,340	6,355
(Increase)/decrease in inventory	495	(188)	(680)
Increase in digital assets	(5)
Increase in trade and other payables	(1,556)	7,651	5,332
Increase/(decrease) in provisions	817	452	674
Net cash from/(used in) operating activities	(5,749)	1,493	(5,442)
Cash flows from investing activities
Proceeds on sale of property, plant and equipment		22	110
Purchase of property, plant and equipment	(985)	(609)	(1,029)
Investment in capital projects	(2,249)	(3,979)	(3,857)
Proceeds on disposal of J.A Martin ex-solar business			2,874
Proceeds on sale of capital projects			47
Acquisitions - consideration			(66)
Net cash used in investing activities	(3,234)	(4,566)	(1,921)
Cash flows from financing activities
Other borrowings			(108)
Lease repayments	(43)	(201)	(43)
Proceeds from investor		1,000	300
Capital raise proceeds	8,878	2,524	5,500
Equity instruments and capital raise costs			(397)
Debtor finance borrowings/(repayments)		(1,262)	1,297
Loans from related parties	(92)	781	3,572
Repayment of loans from related parties		(370)	(370)
Bank loan borrowings		(7)	(138)
Chattel mortgage borrowings		(62)	(267)
Finance expense			(3,239)
Transfer from/(to) restricted cash	101	316	587
Net cash from financing activities	8,844	2,719	6,694
Net (decrease) in cash and cash equivalents	(139)	(354)	(669)
Cash and cash equivalents at the beginning of the year	199	553	1,285
Effect of exchange rate movements on cash held			(63)
Cash and cash equivalents at the end of the year	$ 60	$ 199	$ 553